Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
2015	¥ 121,470
2016	67,998
2017	50,680
2018	26,986
2019	15,285
Later fiscal years	29,465
Total	¥ 311,884